Note 3 - Stockholders' Equity (Deficit), Stock Options and Warrants (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Share-based Compensation, Activity [Table Text Block]
	Stock Options		Warrants
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2014	17,945	$187.75	20,029	$198.75

Issued	14,171	69.00	303,269	123.75
Expired	(766)	293.25	(79)	283.50
Exercised	-	-	(120)	123.75

Outstanding at December 31, 2015	31,350	$133.23	323,099	$128.40

Issued	157,982	3.14	1,487,881	0.71
Cancelled	(22,377)	122.13	-	-
Exercised	(1,312)	65.75	(939,879)	-

Outstanding at December 31, 2016	165,643	$11.22	871,101	$52.22

Schedule of Share-based Compensation Shares Authorized Under Stock Option and Warrant Plans by Exercise Price Range [Table Text Block]
Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$2.25	293	9.65
$2.42	37,152	9.64
$2.80	57,145	10.00
$3.75	44,000	9.50
$4.125	3,636	9.75
$4.1975	7,147	9.72
$4.25	3,529	9.25
$5.125	3,902	9.69
$65.75	342	8.81
$73.50	1,157	9.01
$77.50	2,323	8.50
$80.25	187	8.75
$86.25	232	8.25
$121.875	5	6.20
$131.25	81	5.69
$148.125	928	6.21
$150.00	1,760	5.63
$162.50	123	8.01
$206.25	121	7.75
$248.4375	121	6.54
$262.50	130	6.54
$281.25	529	6.04
$318.75	3	6.35
$346.875	72	7.25
$431.25	306	7.19
$468.75	133	7.15
$506.25	188	7.00
$543.75	53	6.77
$596.25	45	6.75
Total	165,643

Warrants:
$4.46	756,999	4.92
$93.75	2,255	1.19
$123.75	94,085	3.67
$150.00	4,114	1.20
$225.00	107	1.07
$243.75	2,529	2.59
$281.25	5,897	0.95
$309.375	2,850	2.61
$309.50	222	2.85
$337.50	178	1.46
$371.25	944	1.41
$506.25	59	2.12
$609.375	862	2.09
Total	871,101

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Stock Options:
Year	Shares	Price
2011	175		281.25
2012	1,841	131.25	–	150.00
2013	1,612	121.88	–	596.25
2014	969	162.50	–	468.75
2015	4,240	65.75	–	86.25
2016	156,806	2.25	–	5.13
Total	165,643	$ 2.25	–	596.25
Warrants:
Year	Shares	Price
2012	2,792		281.25
2013	10,703	93.75	–	371.25
2014	6,455	243.75	–	609.38
2015	94,152	0.00	–	243.75
2016	756,999		4.46
Total	871,101	$ 0.00	–	609.38